Schedule of Investments (unaudited) October 31, 2021	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

New York — 126.7%

Corporate — 3.4%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(a)	$420	$472,661
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,025	6,922,108
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(b)	665	686,039
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	320	395,260
AMT, 5.00%, 10/01/40	875	1,065,599
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(a)	2,710	2,834,240

		12,375,907

County/City/Special District/School District — 36.2%
City of New York NY, GO, Series F-1, 5.00%, 03/01/44	2,000	2,520,116
City of New York, GO
Series A, 5.00%, 08/01/43	1,500	1,851,525
Series A-1, 5.00%, 08/01/47	2,000	2,525,940
Series C, 5.00%, 08/01/42	385	483,135
Series D, 5.38%, 06/01/32	25	25,095
Series D-1, 4.00%, 03/01/44	620	711,249
Sub-Series D-1, 5.00%, 08/01/31	1,820	1,965,229
Sub-Series F-1, 5.00%, 04/01/43	930	1,119,125
Sub-Series G-1, 5.00%, 04/01/22(c)	5,620	5,730,748
City of New York, Refunding GO
Series E, 5.00%, 02/01/23(c)	2,500	2,646,800
Series E, 5.50%, 08/01/25	1,180	1,286,748
City of Syracuse New York, GO, Series A, AMT, (AGM), 4.75%, 11/01/31	500	501,332
County of Nassau New York, GO
Series B, (AGM), 5.00%, 07/01/45	1,000	1,209,893
Series C, 5.00%, 10/01/29	500	611,683
County of Nassau New York, Refunding GO, Series C, 5.00%, 10/01/31	1,420	1,731,203
Erie County Industrial Development Agency, Refunding RB, Series A, (SAW), 5.00%, 05/01/28	565	660,095
Haverstraw-Stony Point Central School District, GO, (AGM SAW), 5.00%, 10/15/36	120	130,903
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47	895	896,026
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/39	2,440	2,895,680
Series A, 5.00%, 02/15/42	2,255	2,660,767
New York City Industrial Development Agency, RB(d)
(AGC), 0.00%, 03/01/35	500	367,404
(AGC), 0.00%, 03/01/42	3,710	2,176,954
(AGC), 0.00%, 03/01/45	2,000	1,049,792
New York City Industrial Development Agency, RB, CAB, (AGC), 0.00%, 03/01/39(d)	1,000	647,239
New York City Industrial Development Agency, Refunding RB 4.00%, 03/01/45	6,000	6,642,486
(AGM), 4.00%, 03/01/45	360	410,228
Class A, (AGM), 3.00%, 01/01/46	4,750	4,978,518
Series A, AMT, 5.00%, 07/01/28	1,125	1,156,159

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, (SAW), 4.00%, 07/15/37	$1,145	$1,359,114
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-2, 5.00%, 08/01/38	2,545	3,073,932
Series B-1, 4.00%, 08/01/45	2,145	2,490,701
Series D-1, 5.00%, 02/01/32	5,000	5,505,570
Series D-1, 5.00%, 11/01/38	825	825,000
Sub-Series A-3, 4.00%, 08/01/43	1,035	1,165,752
Sub-Series B-1, 5.00%, 11/01/35	425	471,157
Sub-Series B-1, 5.00%, 11/01/36	340	376,664
Sub-Series E-1, 5.00%, 02/01/39	1,015	1,218,915
Sub-Series E-1, 5.00%, 02/01/42	2,500	2,528,027
Sub-Series E-1, 5.00%, 02/01/43	3,600	4,265,485
Series C-3, Subordinate, 5.00%, 05/01/41	2,445	2,969,558
New York Convention Center Development Corp., RB, CAB(d)
Series A, Senior Lien, 0.00%, 11/15/47	3,000	1,416,714
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	4,000	1,485,164
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	5,755	6,562,726
5.00%, 11/15/45	7,290	8,242,890
New York Liberty Development Corp., Refunding RB
5.00%, 11/15/31	2,860	2,864,985
5.00%, 11/15/44	10,155	10,172,710
5.75%, 11/15/51	2,555	2,560,148
Class 1, 4.00%, 09/15/35	3,035	3,075,362
Class 2, 5.00%, 09/15/43	2,420	2,456,300
Class 3, 5.00%, 03/15/44	2,760	2,803,804
Series 1, Class 1, 5.00%, 11/15/44(a)	4,545	4,964,508
Series 2, Class 2, 5.38%, 11/15/40(a)	680	761,006
Triborough Bridge & Tunnel Authority Refunding RB, 4.00%, 05/15/56	7,000	8,000,160
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(c)	410	443,448

		131,651,872

Education — 17.1%
Albany Capital Resource Corp., Refunding RB
4.00%, 07/01/41(e)	595	643,332
4.00%, 07/01/51(e)	615	653,935
Series A, 5.00%, 12/01/33	175	197,181
Series A, 4.00%, 12/01/34	130	142,371
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	535	592,624
5.00%, 10/01/48	410	450,550
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	345	387,927
Build NYC Resource Corp., RB
5.00%, 02/01/33(a)	420	444,725
5.75%, 02/01/49(a)	455	486,829
Series A, 4.00%, 06/15/31	350	389,405
Series A, 5.13%, 05/01/38(a)	660	742,756
Series A, 5.50%, 05/01/48(a)	270	304,768
Build NYC Resource Corp., Refunding RB
5.00%, 06/01/33	300	340,835
5.00%, 06/01/35	350	396,775
5.00%, 06/01/40	690	771,515

1

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Build NYC Resource Corp., Refunding RB (continued)
5.00%, 08/01/47	$135	$159,067
5.00%, 11/01/47	515	760,202
Series A, 5.00%, 06/01/38	750	831,535
County of Cattaraugus New York, RB
5.00%, 05/01/34	170	187,921
5.00%, 05/01/39	125	137,586
Dobbs Ferry Local Development Corp., RB
5.00%, 07/01/39	1,000	1,109,645
5.00%, 07/01/44	500	553,055
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	450	547,778
5.00%, 07/01/48	680	824,534
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	755	902,565
4.00%, 07/01/46	1,430	1,613,089
Geneva Development Corp., RB, 5.25%, 09/01/23(c)	900	980,917
Hempstead Town Local Development Corp., Refunding RB 5.00%, 10/01/34	310	346,217
5.00%, 10/01/35	935	1,043,320
4.00%, 07/01/37	220	251,186
5.00%, 07/01/47	320	382,084
Madison County Capital Resource Corp., Refunding RB, Series A, 4.50%, 07/01/23(c)	1,500	1,604,265
Monroe County Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(c)	960	1,034,690
New York State Dormitory Authority, RB 1st Series, (AMBAC), 5.50%, 07/01/40	1,440	2,070,189
Series A, 5.25%, 01/01/34	2,000	2,220,964
Series A, 5.50%, 01/01/39	2,000	2,223,658
Series A, 5.00%, 07/01/43	1,260	1,534,619
Series B, 5.00%, 07/01/22(c)	1,750	1,805,158
Series B, 5.00%, 07/01/42	1,225	1,263,322
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/42	300	309,384
5.00%, 07/01/44	2,130	2,356,121
Series A, 5.00%, 07/01/22(c)	3,285	3,388,540
Series A, 5.25%, 07/01/23(c)	6,820	7,378,878
Series A, 5.00%, 07/01/24(c)	500	560,581
Series A, 5.00%, 07/01/33	530	609,726
Series A, 5.00%, 07/01/34	250	285,739
Series A, 5.00%, 07/01/35	3,445	3,954,770
Series A, 5.00%, 07/01/37	835	951,825
Series A, 5.00%, 07/01/38	255	307,030
Series A, 5.00%, 07/01/43	2,960	3,374,376
Onondaga County Trust for Cultural Resources, Refunding RB, 5.00%, 05/01/40	1,065	1,200,163
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	540	556,031
Series A, 5.00%, 07/01/42	335	344,545
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 07/01/32	500	515,348
Troy Capital Resource Corp., Refunding RB
4.00%, 08/01/35	890	982,528
4.00%, 09/01/40	1,285	1,490,686
Trust for Cultural Resources of The City of New York, Refunding RB Series A, 5.00%, 07/01/37	1,105	1,228,918

Security	Par (000)	Value

Education (continued)
Trust for Cultural Resources of The City of New York, Refunding RB (continued) Series A, 5.00%, 07/01/41	$500	$554,541
Yonkers Economic Development Corp., RB, Series A, 5.00%, 10/15/54	300	344,088
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	70	82,872
Series A, 5.00%, 10/15/50	115	134,166

		62,243,950

Health — 6.8%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	500	546,259
Dutchess County Local Development Corp., RB, Series B, 4.00%, 07/01/41	2,150	2,347,288
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	305	332,006
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	600	654,839
5.00%, 12/01/46	960	1,107,251
Series A, 5.00%, 12/01/37	1,100	1,149,974
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/46	530	596,726
Series A, 5.00%, 12/01/32	420	439,497
Nassau County Local Economic Assistance Corp., Refunding RB, 5.00%, 07/01/22(c)	2,800	2,888,253
New York State Dormitory Authority, RB, Series D, 4.25%, 05/01/39	1,000	1,018,432
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/38	890	970,411
4.00%, 07/01/39	1,165	1,267,104
Series A, 5.00%, 05/01/43	3,430	3,891,246
Oneida County Local Development Corp., Refunding RB
(AGM), 3.00%, 12/01/44	1,800	1,876,583
(AGM), 4.00%, 12/01/49	1,100	1,217,117
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	530	590,746
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	110	118,756
Westchester County Healthcare Corp., Refunding RB, Series B, Senior Lien, 6.00%, 11/01/30	85	85,358
Westchester County Local Development Corp., Refunding RB
5.00%, 01/01/28	675	704,221
5.00%, 01/01/34	1,750	1,823,329
5.00%, 07/01/46(a)(e)	920	966,970

		24,592,366

Housing — 7.5%
New York City Housing Development Corp., RB, M/F Housing
3.15%, 11/01/44	250	257,092
Series B-1, 5.25%, 07/01/30	750	808,507
Series B-1, 5.25%, 07/01/32	2,970	3,176,668
Series B-1, 5.00%, 07/01/33	1,300	1,383,834
Series C-1A, 4.20%, 11/01/44	1,000	1,029,733
Series F-1, (FHA), 2.50%, 11/01/51	5,000	4,914,495
New York City Housing Development Corp., Refunding RB, M/F Housing
Series B-1-A, 3.65%, 11/01/49	1,715	1,795,319

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
New York City Housing Development Corp., Refunding RB, M/F Housing (continued) Series D-A1, (FHA 542 (C)), 2.30%, 11/01/45	$2,665	$2,506,155
New York State Housing Finance Agency RB, Series G, (SONYMA), 2.60%, 11/01/46	6,000	5,817,156
New York State Housing Finance Agency, RB, M/F Housing
Series B, (FHLMC SONYMA, FNMA, GNMA), 4.00%, 11/01/42	110	116,969
Series E, (SONYMA FANNIE MAE), 4.15%, 11/01/47	1,485	1,574,413
Series H, 4.25%, 11/01/51	1,000	1,077,959
Series M-1, (FHA), 2.65%, 11/01/54	1,600	1,532,878
Series P, 3.15%, 11/01/54	1,420	1,436,275

		27,427,453

Other — 0.3%
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 07/01/22	1,000	1,027,947

State — 11.9%
New York City Transitional Finance Authority Building Aid Revenue, RB, Sub-Series S-1B, (SAW), 4.00%, 07/15/42	1,500	1,714,417
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	5,715	6,551,790
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/36	1,905	2,266,754
Series A, 5.00%, 03/15/39	760	929,627
Series A, 5.00%, 02/15/42	2,250	2,654,341
Series A, 5.00%, 03/15/43	265	322,685
Series B, 5.00%, 03/15/37	2,070	2,105,091
Series B, 5.00%, 03/15/38	560	671,352
Series B, 5.00%, 03/15/39	960	1,150,974
Series C, 4.00%, 03/15/45	1,225	1,377,214
New York State Dormitory Authority, Refunding RB 5.00%, 05/15/29	2,000	2,048,844
Series A, 5.25%, 03/15/39	3,045	3,793,354
Series E, 5.00%, 03/15/41	2,200	2,712,719
New York State Thruway Authority Highway & Bridge Trust Fund, Refunding RB, Series A, 5.00%, 04/01/32	2,750	2,803,531
New York State Thruway Authority, Refunding RB, Series A-1, 4.00%, 03/15/44	2,500	2,894,595
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/49	4,565	5,207,318
Series C, 5.00%, 03/15/30	1,885	2,004,002
Series C, 5.00%, 03/15/32	2,000	2,124,860

		43,333,468

Tobacco — 3.4%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	400	413,105
5.00%, 06/01/48	500	515,041
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	1,400	1,419,783
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	430	486,287
Series A-2-B, 5.00%, 06/01/51	2,340	2,614,884

Security	Par (000)	Value
Tobacco (continued)
New York Counties Tobacco Trust VI, Refunding RB (continued)
Series C, 4.00%, 06/01/51	$2,250	$2,291,859
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	250	277,578
5.25%, 05/15/40	630	682,270
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	910	1,060,175
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	1,130	1,222,715
Sub-Series C, 5.13%, 06/01/51	1,225	1,379,884

		12,363,581

Transportation — 26.4%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	1,015	1,191,217
Metropolitan Transportation Authority, RB
Series A-1, 5.25%, 11/15/23(c)	1,080	1,187,620
Series E, 5.00%, 11/15/38	5,650	6,055,817
Metropolitan Transportation Authority, Refunding RB
Series A-1, 5.25%, 11/15/57	1,000	1,158,831
Series B, 5.00%, 11/15/37	1,000	1,152,317
Series D, 5.25%, 11/15/23(c)	1,660	1,825,418
Series F, 5.00%, 11/15/30	3,500	3,659,439
Sub-Series B-1, 5.00%, 11/15/31	1,500	1,637,885
Sub-Series B-1, 5.00%, 11/15/51	480	561,279
Sub-Series B-2, 4.00%, 11/15/34	1,750	2,002,110
Sub-Series C-1, 5.00%, 11/15/34	1,860	2,118,460
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,160	5,517,211
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	500	502,806
New York Liberty Development Corp., Refunding RB, 3.00%, 11/15/51	8,795	8,967,426
New York State Bridge Authority RB, Series A, 4.00%, 01/01/51	1,110	1,295,753
New York State Thruway Authority, RB
Series A, Junior Lien, 5.00%, 01/01/41	365	420,106
Series A, Junior Lien, 5.25%, 01/01/56	1,130	1,298,162
New York State Thruway Authority, Refunding RB
Series I, 5.00%, 01/01/22(c)	6,100	6,147,643
Series J, 5.00%, 01/01/41	2,500	2,725,432
Series K, 5.00%, 01/01/32	3,325	3,760,718
Series L, 5.00%, 01/01/33	90	110,462
Series L, 5.00%, 01/01/34	140	170,522
Series L, 5.00%, 01/01/35	170	207,043
Series B, Subordinate, 4.00%, 01/01/45	1,300	1,479,413
Series B, Subordinate, 4.00%, 01/01/53	675	762,610
New York Transportation Development Corp., ARB
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,100	1,178,913
Series A, AMT, 5.00%, 07/01/41	1,040	1,152,032
Series A, AMT, 5.00%, 07/01/46	1,270	1,406,230
Series A, AMT, 5.25%, 01/01/50	7,895	8,768,819
New York Transportation Development Corp., RB, AMT, 4.00%, 04/30/53	2,000	2,243,688
New York Transportation Development Corp., Refunding ARB AMT, 2.25%, 08/01/26	1,475	1,506,105

3

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York Transportation Development Corp., Refunding ARB (continued) AMT, 3.00%, 08/01/31	$1,180	$1,260,222
Port Authority of New York & New Jersey, ARB, Consolidated, 220th Series, AMT, 4.00%, 11/01/59	2,320	2,566,581
Port Authority of New York & New Jersey, Refunding ARB
Series 179, 5.00%, 12/01/38	820	892,275
178th Series, AMT, 5.00%, 12/01/43	930	1,006,584
195th Series, AMT, 5.00%, 04/01/36	750	886,156
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	1,120	1,162,447
Series 178th, AMT, 5.00%, 12/01/33	750	816,898
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/42	1,000	1,188,316
Series A, 5.00%, 11/15/56	360	451,352
Series B, 5.00%, 11/15/40	870	1,007,309
Series B, 5.00%, 11/15/45	310	357,233
Series C- 2, 4.00%, 05/15/46	5,000	5,843,555
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/29	810	868,037
Series A, 5.25%, 11/15/45	1,330	1,521,950
Series A, 5.00%, 11/15/50	1,000	1,130,959
Series B, 5.00%, 11/15/38	725	869,904
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(d)	2,335	1,869,933

		95,871,198

Utilities — 13.7%
Long Island Power Authority, RB
(AGM), 0.00%, 06/01/28(d)	3,515	3,171,451
5.00%, 09/01/36	340	412,371
5.00%, 09/01/38	3,375	4,144,713
5.00%, 09/01/42	290	347,822
5.00%, 09/01/47	1,640	1,959,311
Series C, (AGC), 5.25%, 09/01/29	4,000	5,098,924
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/46	515	603,711
New York City Water & Sewer System RB, 3.00%, 06/15/51	5,000	5,216,760
New York City Water & Sewer System, RB
Series DD-1, 4.00%, 06/15/50	3,965	4,558,152
Series CC-1, Subordinate, 4.00%, 06/15/51	5,000	5,790,985
New York City Water & Sewer System, Refunding RB 4.00%, 06/15/40	1,825	2,130,438
Series DD, 5.25%, 06/15/47	245	294,228
Series EE, 5.00%, 06/15/40	700	849,612
Series HH, 5.00%, 06/15/39	3,500	4,018,109
Sub-Series AA-1, 4.00%, 06/15/50	1,000	1,152,275
Sub-Series FF-2, Subordinate, 4.00%, 06/15/41	455	527,675
New York State Environmental Facilities Corp., RB
Series B, 5.00%, 09/15/40	635	723,499
Series B, Subordinate, 5.00%, 06/15/48	1,760	2,158,610

Security	Par (000)	Value

Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Series TE, Restructured, 5.00%, 12/15/41	$5,690	$6,194,259
Western Nassau County Water Authority, RB, Series A, 5.00%, 04/01/25(c)	250	288,150

		49,641,055

Total Municipal Bonds in New York		460,528,797

Puerto Rico — 6.1%

State — 4.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,731	1,925,384
Series A-1, Restructured, 5.00%, 07/01/58	7,731	8,727,990
Series A-2, Restructured, 4.33%, 07/01/40	3,004	3,294,187
Series A-2, Restructured, 4.78%, 07/01/58	1,544	1,720,340
Series B-1, Restructured, 4.75%, 07/01/53	130	144,116
Series B-2, Restructured, 4.78%, 07/01/58	126	140,284
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	5,916	1,926,853

		17,879,154

Tobacco — 0.4%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	1,385	1,400,948

Utilities — 0.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	2,160	2,228,671
Series A, Senior Lien, 5.13%, 07/01/37	620	640,214

		2,868,885

Total Municipal Bonds in Puerto Rico		22,148,987

Total Municipal Bonds — 132.8% (Cost: $450,381,631)		482,677,784

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New York — 34.1%

County/City/Special District/School District — 4.2%
City of New York, GO
Sub-Series I-1, 5.00%, 03/01/36	2,250	2,477,127
Sub-Series-D1, Series D, 5.00%, 12/01/43(g)	4,000	4,904,890
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	1,790	1,945,709
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47(g)	989	989,769
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series D-1, 5.00%, 11/01/38	3,300	3,300,000
Sub-Series F-1, 5.00%, 05/01/38	1,424	1,714,879

		15,332,374

Education — 1.2%
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(c)	4,038	4,365,968

Housing — 1.6%
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	5,360	5,845,943

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State — 3.2%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/32	$1,000	$1,242,333
New York State Dormitory Authority, Refunding RB, Series C, 5.00%, 03/15/39	1,000	1,223,106
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/47	3,503	3,925,706
Sales Tax Asset Receivable Corp., Refunding RB(c)
Series A, 4.00%, 10/15/24	2,850	3,148,931
Series A, 5.00%, 10/15/24	1,995	2,262,825

		11,802,901

Transportation — 15.4%
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	11,985	12,051,928
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 09/15/40	4,695	4,773,618
New York State Thruway Authority, Refunding RB(g)
Series B, Subordinate, 4.00%, 01/01/45	5,998	6,826,040
Series B, Subordinate, 4.00%, 01/01/53	4,489	5,071,610
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/60	2,863	3,188,712
Port Authority of New York & New Jersey, Refunding ARB 194th Series, 5.25%, 10/15/55	2,925	3,370,089
Consolidated, Series 211, 5.00%, 09/01/48	4,760	5,800,443
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/54(g)	8,059	9,303,651
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/46.	3,000	3,491,325
Series C-2, 5.00%, 11/15/42	1,665	2,016,820

		55,894,236

Utilities — 8.5%
New York City Water & Sewer System, Refunding RB, Series BB, 5.00%, 06/15/44	6,527	6,564,528
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	7,126	8,157,496
Utility Debt Securitization Authority, Refunding RB
Series A, Restructured, 5.00%, 12/15/35	3,000	3,544,745
Series B, 4.00%, 12/15/35	840	954,871
Series TE, Restructured, 5.00%, 12/15/41	10,587	11,525,026

		30,746,666

Total Municipal Bonds in New York		123,988,088

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.1% (Cost: $116,799,434)		123,988,088

Total Long-Term Investments — 166.9% (Cost: $567,181,065)		606,665,872

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(h)(i)	1,244,524	$1,244,524

Total Short-Term Securities — 0.3% (Cost: $1,244,524)		1,244,524

Total Investments — 167.2% (Cost: $568,425,589)		607,910,396
Other Assets Less Liabilities — 1.1%		4,204,457
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.1)%		(69,549,027)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (49.2)%		(179,037,515)

Net Assets Applicable to Common Shares — 100.0%		$363,528,311

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between December 1, 2026 to February 15, 2047, is $15,373,854.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock New York Municipal Income Trust (BNY)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$8,503,848	$—	$(7,259,324	)(a)	$—	$—	$1,244,524	1,244,524	$51	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	124	12/21/21	$16,201	$216,423
U.S. Long Bond	90	12/21/21	14,473	61,545
5-Year U.S. Treasury Note	109	12/31/21	13,265	142,204

				$420,172

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$482,677,784	$—	$482,677,784
Municipal Bonds Transferred to Tender Option Bond Trusts	—	123,988,088	—	123,988,088

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock New York Municipal Income Trust (BNY)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,244,524	$—	$—	$1,244,524

	$1,244,524	$606,665,872	$—	$607,910,396

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$420,172	$—	$—	$420,172

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(69,538,255)	$—	$(69,538,255)
VRDP Shares at Liquidation Value	—	(179,400,000)	—	(179,400,000)

	$—	$(248,938,255)	$—	$(248,938,255)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

7